SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
Schedule of Financial Income, Net
Financial income, net:

	Year ended December 31,
	2010	2011	2012
Financial income:
Interest from bank deposits and marketable securities	$449	$304	29
Gains from marketable securities, net	-	71	-
Exchange rate differences , net	-	102	170
Interest from government authorities, net	-	988	225

	449	1,465	424
Financial expenses:
Losses from marketable securities, net	38	-	-
Exchange rate differences , net	45	-	-

Accretion of payment obligation related to acquisitions	-	100	177
Interest with respect to long-term loans	-	-	373
Other	44	72	48

	127	172	598

	$322	$1,293	(174)

Schedule of Research and Development Costs, Net
Research and development costs, net:
	Year ended December 31,
	2010	2011	2012

Total costs	$6,607	$8,192	$11,583
Capitalized software development costs	-	(739)	(848)

	$6,607	$7,453	$10,735

Schedule of the Computation of Net Earnings per Share
Computation of basic and diluted net earnings per share is as follows:
1.	Numerator:

	Year ended December 31,
	2010	2011	2012

Net income available to Ordinary shareholders	$8,389	$5,668	$3,534

2.	Denominator:

	Year ended December 31,
	2010	2011	2012

Weighted average number of Ordinary shares, net of treasury stock	9,622,181	9,796,380	10,159,049
Effect of dilutive securities:
Add - stock options	209,447	205,791	207,759

Adjusted weighted average shares	9,831,628	10,002,171	10,366,808